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                                    FORM 13F

                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.):        [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Battery Partners IX, LLC
Address:   930 Winter Street, Waltham, Massachusetts 02451

Form 13F File Number:  28- ____________

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:     Chris Schiavo
Title:    Chief Financial Officer
Phone:    781.478.6600

Signature, Place, and Date of Signing:

/s/ Chris Schiavo             Waltham, Massachusetts        May 2, 2013
--------------------         -----------------------        -----------
   [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

      Form 13F File Number    Name:

      28- _________________   ____________
      [Repeat as necessary.]
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   0

Form 13F Information Table Value Total:   $0 (thousands)

List of Other Included Managers:

No.      Form 13F File Number             Name

                           FORM 13F INFORMATION TABLE

COLUMN 1  COLUMN 2   COLUMN 3 COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
--------  ---------  -------- -------- --------------------- ---------- --------  -------------------
                                                                                    VOTING AUTHORITY
NAME OF    TITLE OF            VALUE   SHRS OR   SH/    PUT/ INVESTMENT  OTHER    -------------------
ISSUER      CLASS     CUSIP   (X$1000) PRN AMT   PRN    CALL DISCRETION MANAGER    SOLE SHARED   NONE
--------  --------- --------- -------- ------- -------- ---- ---------- --------  ----- ------   ----